Intangible Assets, Net - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%
Total cash considerations	¥ 15,000,000.0
Deferred tax liability, intangible assets		¥ 18,825,416	$ 2,885,121	¥ 21,228,656
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 108,306,099		101,101,071
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired		100.00%	100.00%
Total cash considerations		¥ 72,100,000
Deferred tax liability, intangible assets		¥ 24,000,000.0
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 96,129,761		¥ 96,129,761